Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial Instruments and Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
The Company's financial assets and liabilities are comprised of cash, trade and other receivables, trade and other payables, financial derivatives, bank loan and long-term notes.

The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$79,582	$79,582	$18,510	$18,510	Level 2
Total	$79,582	$79,582	$18,510	$18,510

Financial assets at amortized cost
Trade and other receivables	$111,564	$111,564	$112,844	$112,844	—
Total	$111,564	$111,564	$112,844	$112,844

Financial Liabilities
FVTPL
Financial Derivatives	$—	$—	$(50,095)	$(50,095)	Level 2
Total	$—	$—	$(50,095)	$(50,095)

Financial liabilities at amortized cost
Trade and other payables	$(258,114)	$(258,114)	$(144,542)	$(144,542)	—
Bank loan	(520,700)	(522,294)	(212,138)	(213,376)	—
Long-term notes	(1,583,240)	(1,492,363)	(1,474,184)	(1,430,902)	Level 1
Total	$(2,362,054)	$(2,272,771)	$(1,830,864)	$(1,788,820)

There were no transfers of financial instruments between Level 1 and Level 2 in during the years ended December 31, 2018 or 2017.

Financial Risk

Baytex is exposed to a variety of financial risks, including market risk, liquidity risk and credit risk. The Company's process to mitigate these risks is described below.

Market Risk

Market risk is the risk that the fair value or future cash flows of financial assets or liabilities will fluctuate due to movements in market prices. Market risk is comprised of foreign currency risk, interest rate risk and commodity price risk.

Foreign Currency Risk

Baytex is exposed to fluctuations in foreign exchange rates as a result of the U.S. dollar portion of its bank loan and long-term notes, crude oil sales based on U.S. dollar benchmark prices and commodity financial derivative contracts that are settled in U.S. dollars. The Company's net income or loss, comprehensive income or loss and cash flow will therefore be impacted by fluctuations in foreign exchange rates.

To manage the impact of foreign exchange rate fluctuations, the Company may enter into agreements to fix the Canadian to U.S. dollar exchange rate. At December 31, 2018 and 2017, the Company did not have any currency derivative contracts outstanding.

A $0.01 increase or decrease in the CAD/USD foreign exchange rate on the revaluation of outstanding U.S. dollar denominated assets and liabilities, would impact net income or loss before income taxes by approximately $8.8 million.
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
U.S. dollar denominated	US$80,857	US$479	US$963,351	US$1,008,001

Interest Rate Risk

The Company's interest rate risk arises from the floating rate Revolving Facilities and Term Loan (note 9). Based on the Company's principle bank loan outstanding net of the interest rate swap, as at December 31, 2018, a change of 100 basis points in interest rates would have an impact on net income or loss before income taxes of approximately $3.2 million.

Interest Rate Swaps

Baytex had the following interest rate swaps outstanding as of March 5, 2019:

Contract Type	Notional Amount		Maturity Date	Fixed Contract Price	Reference(1)	Fair Value ($ millions)
Interest rate swap	$100	million	October 2020	2.02%	CDOR	$0.3
Total						$0.3
Current asset						0.3

(1)	Canadian Dollar Offered Rate.

The Company partially mitigates its exposure to interest rate risk by entering into interest rate swap transactions. A change of 100 basis points in the interest rates would impact net income or loss before income taxes for the year ended December 31, 2018 by approximately$0.4 million.

Commodity Price Risk

Baytex utilizes financial derivative contracts or physical delivery contracts to manage the risk associated with changes in commodity prices. The use of derivatives is governed by a Risk Management Policy approved by the Board of Directors of Baytex which sets out limits on the use of derivatives. Baytex does not use financial derivatives for speculative purposes. Baytex's financial derivative contracts are subject to master netting agreements that create a legally enforceable right to offset by the counterparty the related financial assets and financial liabilities.

When assessing the potential impact of crude oil price changes on the crude oil financial derivative contracts outstanding as at December 31, 2018, a US$1.00/bbl change in the underlying benchmark crude oil prices would impact net income or loss before income taxes by approximately $2.9 million.

When assessing the potential impact of natural gas price changes on the financial derivative contracts outstanding as at December 31, 2018, a $0.25 change in the underlying benchmark natural gas prices would impact net income or loss before income taxes by approximately $1.5 million.

Financial Derivative Contracts

Baytex had the following financial derivative contracts outstanding as of March 5, 2019:

	Remaining Period	Volume	Price/Unit(1)	Index	Fair Value(2) ($ millions)
Oil
Fixed - Sell	Jan 2019 to Jun 2019	2,000 bbl/d	US$62.85/bbl	WTI	$8.0
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$70.00/US$60.00/US$50.00	WTI	$7.0
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$72.60/US$65.00/US$55.00	WTI	$4.0
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$72.50/US$66.00/US$56.00	WTI	$4.1
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$73.00/US$66.00/US$56.00	WTI	$4.1
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$73.00/US$67.00/US$57.00	WTI	$8.3
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$74.00/US$68.00/US$58.00	WTI	$8.4
3-way option (3)	Jan 2019 to Dec 2019	2,000 bbl/d	US$75.00/US$61.70/US$49.00	WTI	$9.1
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$75.00/US$69.90/US$60.00	WTI	$4.3
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$76.00/US$71.00/US$61.00	WTI	$4.4
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$78.00/US$73.00/US$63.00	WTI	$4.5
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$75.50/US$65.50/US$55.50	Brent	$3.1
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$77.55/US$70.00/US$60.00	Brent	$3.7
3-way option (3)	Jan 2019 to Dec 2019	1,000 bbl/d	US$83.00/US$73.00/US$63.00	Brent	$4.0
Basis Swap (4)	Mar 2019 to Jun 2019	2,000 bbl/d	WTI less US$14.75/bbl	WCS	$—
Basis Swap (4)	Apr 2019 to Jun 2019	2,000 bbl/d	WTI less US$13.65/bbl	WCS	$—
Basis Swap (4)	Jul 2019 to Sep 2019	4,000 bbl/d	WTI less US$17.38/bbl	WCS	$—
Basis Swap (4)	Oct 2019 to Dec 2019	4,000 bbl/d	WTI less US$20.88/bbl	WCS	$—

Natural Gas
Fixed - Sell	Jan 2019 to Mar 2019	5,000 GJ/d	CAD$2.25	AECO	$0.4
Fixed - Sell	Jan 2019 to Dec 2019	5,000 mmbtu/d	US$3.15	NYMEX	$0.8
Fixed - Sell	Jan 2019 to Mar 2019	10,000 mmbtu/d	US$3.82	NYMEX	$0.8
Fixed - Sell	Apr 2019 to Jun 2019	10,000 mmbtu/d	US$2.79	NYMEX	$0.1
Fixed - Sell	Jul 2019 to Sep 2019	10,000 mmbtu/d	US$2.79	NYMEX	$0.1
Fixed - Sell	Oct 2019 to Dec 2019	10,000 mmbtu/d	US$2.88	NYMEX	$0.1
Total					$79.3
Current asset					$79.3

(1)	Based on the weighted average price per unit for the period.

(2)	Fair values as at December 31, 2018. For the purposes of the table, contracts entered subsequent to December 31, 2018 will have no fair value assigned.

(3)
Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US$70.00/US$60.00/US$50.00 contract, Baytex receives WTI plus US$10.00/bbl when WTI is at or below US$50.00/bbl; Baytex receives US$60.00/bbl when WTI is between US$50.00/bbl and US$60.00/bbl; Baytex receives the market price when WTI is between US$60.00/bbl and US$70.00/bbl; and Baytex receives US$70.00/bbl when WTI is above US$70.00/bbl.

(4)	Contracts entered subsequent to December 31, 2018.

The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Year Ended December 31
	2018	2017
Realized financial derivatives loss (gain)	$73,165	$(7,616)
Unrealized financial derivatives loss (gain)	(116,715)	2,439
Financial derivatives gain	$(43,550)	$(5,177)

Physical Delivery Contracts

The following physical delivery contracts were held for the purpose of delivery of non-financial items in accordance with the Company's expected sale requirements. Physical delivery contracts are not considered financial instruments and, as a result, no asset or liability has been recognized in the consolidated statements of financial position.

As at March 5, 2019, Baytex had committed to deliver the following volumes of raw bitumen to market on rail:

Period	Volume
Jan 2019 to Oct 2019	1,000 bbl/d
Jan 2019 to Dec 2019	5,000 bbl/d
Jan 2019 to Dec 2020	5,000 bbl/d

Liquidity Risk

Liquidity risk is the risk that Baytex will encounter difficulty in meeting obligations associated with financial liabilities. Baytex manages its liquidity risk through cash and debt management. Such strategies include monitoring forecasted and actual cash flows from operating, financing and investing activities, available credit under existing banking arrangements, opportunities to issue additional common shares as well as reducing capital expenditures. As at December 31, 2018, Baytex had available unused bank credit facilities in the amount of $547.7 million (as at December 31, 2017 - $494.6 million). In the event the Company is not able to comply with the financial covenants contained in agreements with its lenders, the Company's ability to access additional debt may be restricted.

The timing of cash outflows relating to financial liabilities as at December 31, 2018 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$258,114	$258,114	$—	$—	$—
Bank loan(1) (2)	522,294	—	522,294	—	—
Long-term notes(2)	1,596,323	—	750,503	300,000	545,820
Interest on long-term notes(3)	334,028	92,367	156,525	72,350	12,786
	$2,710,759	$350,481	$1,429,322	$372,350	$558,606

(1)	The bank loan matures on June 4, 2020 unless maturity is extended at Baytex’s request.

(2)	Principal amount of instruments.

(3)	Excludes interest on bank loan as interest payments on bank loans fluctuate based on amounts outstanding and interest rates.

Credit Risk

Credit risk is the risk that a counterparty to a financial asset will default resulting in Baytex incurring a loss. As at December 31, 2018, the Company is exposed to credit risk with respect to its trade and other receivables and financial derivatives.

Credit risk is considered very low for the Company's trade and other receivables and financial derivatives due to the external credit ratings of its counterparties and Baytex's process for selecting and monitoring credit-worthy counterparties. Most of the Company's trade and other receivables relate to petroleum and natural gas sales and are exposed to typical industry credit risks. Baytex reviews its exposure to individual entities on a regular basis and manages its credit risk by entering into sales contracts with only creditworthy entities. Letters of credit or parental guarantees may be obtained prior to the commencement of business with certain counterparties. Credit risk may also arise from financial derivative instruments. The maximum exposure to credit risk is equal to the carrying value of the financial assets. The Company considers all financial assets that are not impaired or past due to be of good credit quality.

The majority of the Company's credit exposure on accounts receivable at December 31, 2018 relates to accrued revenues for November and December 2018. Accounts receivables from purchasers of the Company's petroleum and natural gas sales are typically collected on the 25th day of the month following production, with natural gas sales from the Eagle Ford typically collected on the 25th day of the second month following production. Joint interest receivables are typically collected within one to three months following production. Included in accounts receivable at December 31, 2018 is $77.4 million (December 31, 2017 - $91.6 million) of accrued petroleum and natural gas sales related to deliveries for periods ended prior to the reporting date.

Should the Company determine that the ultimate collection of a receivable is in doubt, the carrying amount of accounts receivable is reduced by the use of an allowance for doubtful accounts and a charge to net income or loss. If the Company subsequently determines the accounts receivable is uncollectible, the receivable and allowance for doubtful accounts are adjusted accordingly. As at December 31, 2018, allowance for doubtful accounts was $1.9 million (as at December 31, 2017 - $1.6 million).

In determining whether amounts past due are collectible, the Company will assess the nature of the past due amounts as well as the credit worthiness and past payment history of the counterparty. As at December 31, 2018, accounts receivable that Baytex has deemed past due (more than 90 days) but not impaired was $2.6 million (as at December 31, 2017 - $0.7 million). Baytex has estimated the lifetime expected credit loss as at and for the years ended December 31, 2018 to be nominal.

The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2018.

Trade and Other Receivables Aging	December 31, 2018	December 31, 2017
Current (less than 30 days)	$104,099	$107,796
31-60 days	3,037	2,939
61-90 days	1,842	1,427
Past due (more than 90 days)	2,586	682
	$111,564	$112,844